Share Capital and Reserves (Narrative) (Details) $ / shares in Units, $ in Thousands	1 Months Ended						2 Months Ended	12 Months Ended
	Mar. 31, 2024 ₪ / shares	Mar. 31, 2024 USD ($)	Mar. 31, 2023 ₪ / shares	Mar. 31, 2023 USD ($)	Nov. 30, 2021 ₪ / shares	Nov. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)
Disclosure of classes of share capital [line items]
General and administrative expenses								$ 95,949	$ 84,715	$ 99,936
Share repurchase and cancelled | shares								381,000	1,128,000
Share Repurchase Plan [Member]
Disclosure of classes of share capital [line items]
Share repurchase and cancelled | shares								381,000	1,100,000
Accumulated profit On repurchased shares								$ 11,000	$ 28,000
Share Incentive Plan [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares								10,826	7,259
Shares Issuance Price Per Share | $ / shares								$ 24.36	$ 31.62
Percentage Of Total Issued Shares Excluding Treasury Shares Of Kenon								3.00%
Fair value of the shares granted								$ 263	$ 229	267
General and administrative expenses								$ 280	$ 296	$ 292
Capital reduction							$ 552,000
Capital distribution aggregate amount per share | $ / shares							$ 10.25
Board of Director [Member]
Disclosure of classes of share capital [line items]
Cash dividend per share | ₪ / shares	₪ 3.8		₪ 2.79		₪ 3.5
Dividends paid		$ 200,000		$ 150,000		$ 189,000